Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Reporting period

1.1       Reporting period

These consolidated financial statements cover the financial years ended December 31, 2025 and 2024, as restated.

Following discussions with the Staff of the United States Securities and Exchange Commission during its review of the Company’s registration statement, Management reassessed the US reporting of, and has restated the accounting treatment applied to the February 2023 transfer of certain intellectual property.

For the purposes of these consolidated financial statements, the intellectual property has been recognised at its predecessor carrying amount rather than any asset acquisition value previously recognised.

This revision affects the carrying amount of intangible assets, share premium and deficit together with the associated amortisation expense recognised in the restated consolidated financial statement reporting periods presented.

The revision represents a change in the accounting treatment applied to the historical transaction for reporting purposes and does not affect:

•	the legal ownership of the intellectual property;
•	the validity of the underlying transaction documentation;
•	the commercial rights associated with the intellectual property;
•	the Group's licensing arrangements; or
•	the Directors' strategy for commercialising the Group's technologies.

Accounting convention

1.2       Accounting convention

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements are prepared in Euros, which is the functional currency of the Company. Monetary amounts in these consolidated financial statements are rounded to the nearest Euro, unless the context otherwise indicates.

The consolidated financial statements have been prepared under the historical cost convention. The principal accounting policies adopted are set out below.

The consolidated financial statements consist of the financial statements of the parent Company, Davion Healthcare Plc, together with its wholly owned subsidiary, Davion Healthcare Ltd (Cyprus). On January 1, 2026 the Company acquired 100% of Davion Healthcare Corporation.

All the financial statements are made up to December 31, 2025 and 2024. Where necessary, adjustments are made to the financial statements of the subsidiary to bring the accounting policies used into line with those used by other subsidiaries of the Company.

All intra-Company transactions, balances and unrealised gains on transactions between the Company and its subsidiary are eliminated on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

The consolidated financial statements included in this Registration Statement have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board and reflect the accounting policies adopted for the purposes of this Registration Statement.

Following discussions with the staff of the U.S. Securities and Exchange Commission during the review of this Registration Statement, the Company restated the historical accounting treatment applied to the February 2023 transfer of intellectual property. Accordingly, for the purposes of the financial statements included in this Registration Statement, the intellectual property is recognised at its predecessor carrying amount and is amortised on a straight-line basis over a finite useful economic life of ten years commencing on 6 February 2023. The comparative financial information has been restated to reflect this accounting treatment.

The revisions reflected in these financial statements relate solely to the accounting measurement and presentation of the February 2023 transaction for the purposes of this Registration Statement. The revisions do not affect the legal validity of the Company's ownership of the intellectual property, the validity of the shares issued in connection with that transaction, the Company's patent portfolio, its licensing arrangements, its product portfolio or its commercial strategy.

As a consequence of the restated accounting treatment, certain comparative balances, including intangible assets, accumulated amortisation, retained earnings, shareholders' equity and related disclosures, have been restated from those previously reported. The accompanying notes to the consolidated financial statements describe the nature and effect of these revisions.

Liquidity

1.3       Liquidity

The Company incurred a loss of €1,128,807 for the year ended December 31, 2025, and the Company’s current assets exceeded its current liabilities by €52,087. The Company has received a letter of support from its Chief Executive Officer stating that he will continue to support the Company for a period of 12 months from the approval of these consolidated financial statements. Management has concluded that based on all relevant factors, management does not believe that any material uncertainties exist that would cast significant doubt on Davion’s ability to continue as a going concern. See Note 3 Critical accounting policies and judgments for additional information on management’s evaluation.

Intangible assets other than goodwill

1.4       Intangible assets other than goodwill

Intellectual property rights acquired separately are initially measured at cost or, where applicable, at fair value depending on the nature of the underlying transaction and the form of consideration transferred.

Intellectual property rights are considered to have finite useful economic lives and are amortised on a straight-line basis over their estimated useful economic life of 10 years from the date the asset is available for use. In respect of the intellectual property transferred in February 2023, amortisation commenced on 6 February 2023.

The amortisation charge is recognised within profit or loss. The useful economic life, residual value and amortisation method are reviewed at each reporting date and adjusted prospectively where appropriate to reflect changes in expected patterns of consumption of the future economic benefits embodied in the asset.

An intangible asset is derecognised on disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is recognised in profit or loss and is measured as the difference between the net disposal proceeds and the carrying amount of the asset.

At each reporting date, the Company assesses whether there is any indication that an intangible asset may be impaired. Where such an indication exists, the recoverable amount of the asset is estimated. The recoverable amount is the higher of its fair value less costs of disposal and its value in use.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss is recognised immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised in prior periods. Any reversal of an impairment loss is recognised immediately in profit or loss.

Impairment of tangible and intangible assets

1.5       Impairment of tangible and intangible assets

At each reporting end date, the Company reviews the carrying amounts of its tangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment annually, and whenever there is an indication that the asset may be impaired. The Company’s recognised intellectual property at December 31, 2025 and 2024 has a finite useful life and is therefore not included within the category of indefinite-lived intangible assets referred to above.

The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Cash and cash equivalents

1.6       Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities. Cash and cash equivalents are carried at amortised cost because (i) they are held for collection of contractual cash flows and those cash flows represent sole payments of principal and interest, and (ii) they are not designated at Fair Value through Profit and Loss.

Financial assets

1.7       Financial assets

Financial assets are recognised in the Company’s consolidated statement of financial position when the Company becomes party to the contractual provisions of the instrument. Financial assets are classified into specified categories, depending on the nature and purpose of the financial assets.

All purchases and sales of financial assets that require delivery within the time frame established by regulation or market convention (“regular way” purchases and sales) are recorded at trade date, which is the date when the Company commits to deliver a financial instrument. All other purchases and sales are recognised when the entity becomes a party to the contractual provisions of the instrument.

Financial assets are derecognised when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

Financial assets at fair value through profit or loss

IFRS 13 establishes a single source of guidance for all fair value measurements. IFRS 13 does not change when an entity is required to use fair value, but rather provides guidance on how to measure fair value under IFRS when fair value is required or permitted. The resulting calculations under IFRS 13 affected the principles that the Company uses to assess the fair value, but the assessment of fair value under IFRS 13 has not materially changed the fair values recognised or disclosed. IFRS 13 mainly impacts the disclosures of the Company. It requires specific disclosures about fair value measurements and disclosures of fair values, some of which replace existing disclosure requirements in other standards.

Financial assets held at amortised cost

Financial instruments are classified as financial assets measured at amortised cost where the objective is to hold these assets in order to collect contractual cash flows, and the contractual cash flows are solely payments of principal and interest. They arise principally from the provision of goods and services to customers (e.g, trade receivables). They are initially recognised at fair value plus transaction costs directly attributable to their acquisition or issue, and are subsequently carried at amortised cost using the effective interest rate method, less provision for impairment where necessary.

Impairment of financial assets

Financial assets carried at amortised cost and Fair Value Through Other Comprehensive Income are assessed for indicators of impairment at each reporting end date.

The expected credit losses associated with these assets are estimated on a forward-looking basis. A broad range of information is considered when assessing credit risk and measuring expected credit losses, including past events, current conditions, and reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

For trade receivables, the simplified approach permitted by IFRS 9 is applied, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

Derecognition of financial assets

Financial assets are derecognised only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership to another entity.

Financial liabilities

1.8       Financial liabilities

The Company recognizes financial debt when the Company becomes a party to the contractual provisions of the instruments. Financial liabilities are classified as either “financial liabilities at fair value through profit or loss” or “other financial liabilities.”

Other financial liabilities

Other financial liabilities, including borrowings, trade payables and other short-term monetary liabilities, are initially measured at fair value net of transaction costs directly attributable to the issuance of the financial liability. They are subsequently measured at amortised cost using the effective interest method. For the purposes of each financial liability, interest expense includes initial transaction costs and any premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding.

Derecognition of financial liabilities

Financial liabilities are derecognised when, and only when, the Company’s obligations are discharged, cancelled, or they expire.

Equity instruments

1.9       Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received or at the fair value of shares issued, net of direct issue costs, as appropriate. Dividends payable on equity instruments are recognised as liabilities once they are no longer at the discretion of the Company.

Taxation

1.10    Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in the Consolidated Statements of Operations because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the reporting end date.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences, and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences, can be utilised. Such assets and liabilities are not recognised if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit.

As of December 31, 2025, the Group had unutilised corporation tax assets of €931,583 (2024: €828,586) available for offset against future taxable profits. These losses arise in the Ireland and Cyprus tax jurisdiction and may be carried forward indefinitely under local tax legislation. In accordance with IAS 12 – Income Taxes, no deferred tax asset has been recognised in respect of these losses due to the uncertainty regarding the availability of sufficient future taxable profits against which the losses can be utilised. Management will continue to assess the recoverability of these tax losses and will recognise a deferred tax asset when it is considered probable that future taxable profits will be available.

Foreign exchange

1.11    Foreign exchange

Transactions in currencies other than euros are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting end date, monetary assets and liabilities that are denominated in foreign currencies are remeasured at the rates prevailing on the reporting end date. Gains and losses arising on remeasurement in the period are included in profit or loss.

Research and development costs

1.12    Research and development costs

Research expenditures are written off against profits in the year in which it is incurred. Identifiable development expenditure is capitalised to the extent that the technical, commercial and financial feasibility can be demonstrated.

Segments

1.13    Segments

The Company has been operating as a single segment for financial reporting purposes since its inception. The Chief Operating Decision Maker is the CEO who is responsible for making all decisions regarding the use of capital. Less than 1% of the Company’s total assets are located in Ireland.

Revenue

1.14    Revenue

The Company recognizes revenue in accordance with IFRS 15 Revenue from Contracts with Customers, which establishes a five-step model for recognizing revenue arising from contracts with customers. Revenue is recognized when control of promised goods or services is transferred to the customer in an amount that reflects the consideration to which the Company expects to be entitled. Where the Company generates revenue primarily from licensing arrangements that grant third parties rights to use the Company’s intellectual property (“IP”), which may include proprietary technology, know-how, trademarks, and related platform access. Licensing arrangements may include fixed license fees, minimum guaranteed payments, milestone payments, and sales- or usage-based royalties.

The Company evaluates its contracts using the following steps:

1.	Identification of the contract with a customer
2.	Identification of performance obligations in the contract
3.	Determination of the transaction price
4.	Allocation of the transaction price to performance obligations
5.	Recognition of revenue when or as performance obligations are satisfied.

Licensing of Intellectual Property

The Company evaluates the nature of licenses granted to determine whether they represent a right to access intellectual property, or a right to use intellectual property as it exists at the point in time the license is granted. Licenses that provide a right to use intellectual property are typically satisfied at a point in time, generally when the license is made available to the licensee and the license period begins. Licenses that provide a right to access intellectual property, where the Company is expected to undertake activities that significantly affect the intellectual property during the license term, are satisfied over time during the license period.

Fixed License Fees

Certain licensing arrangements include fixed license fees or fixed minimum payments that are contractually payable regardless of the licensee’s future sales or usage. Where the license represents a right to use intellectual property, the fixed license fee is generally recognized at the point in time when the license is transferred to the licensee, provided that collectability of the consideration is probable. Where the license represents a right to access intellectual property, the fixed license fee is recognized over the license period, typically on a straight-line basis or another measure that reflects the pattern of transfer of control. Installment payments of fixed license fees are recognized as revenue when the underlying performance obligation is satisfied, and the Company records a contract asset or receivable when the right to payment becomes unconditional.

Certain license agreements provide for minimum guaranteed payments, which may be structured as: minimum royalty payments; minimum annual license fees; or advance royalty payments. Minimum guaranteed amounts represent fixed consideration under the contract. These amounts are included in the transaction price at contract inception, subject to the Company’s assessment of collectability. When minimum guaranteed payments relate to a license that is satisfied at a point in time, the minimum guaranteed consideration is recognized when the license is made available to the licensee. When minimum guaranteed payments relate to a license that is satisfied over time, revenue is recognized over the period the license provides access to the intellectual property, unless another pattern better reflects the transfer of the licensed rights. Where minimum guaranteed payments represent advance royalties, such amounts are initially recorded as contract liabilities and recognized as revenue as the underlying performance obligations are satisfied.

Royalties

The Company’s licensing agreements may include sales-based or usage-based royalties payable by licensees based on the licensee’s sales of products incorporating the Company’s intellectual property or based on other usage metrics. In accordance with the sales- or usage-based royalty exception in IFRS 15, royalty revenue is recognized only when the subsequent sales or usage occur, which is the point at which the uncertainty associated with the variable consideration is resolved. Accordingly, royalty revenue is recognized in the period in which the licensee’s underlying sales or usage occurs, as reported by the licensee. To the extent that minimum guaranteed royalties exceed the royalties earned based on actual sales or usage, the guaranteed amount is recognized as revenue in accordance with the pattern of satisfaction of the underlying license performance obligation. If royalties earned based on actual sales exceed the minimum guaranteed amounts, the excess royalty revenue is recognized in the period in which the underlying sales occur.

Contract Balances

Contract assets represent the Company’s right to consideration in exchange for goods or services transferred to customers when that right is conditional on something other than the passage of time. Contract liabilities represent payments received in advance of the Company satisfying the related performance obligations, including advances of license fees or royalty payments. Contract liabilities are recognized as revenue when the Company satisfies the associated performance obligations.

Share-based payments

1.15    Share-based payments

The Company accounts for share-based payment transactions in accordance with IFRS 2 – Share-based Payment. Share-based payment transactions occur when the Company receives goods or services as consideration for equity instruments of the Company or for amounts based on the value of the Company’s equity instruments. The Company may grant equity instruments to employees, directors, consultants and other service providers as compensation for services rendered.

Equity-settled share-based payments

Equity-settled share-based payments are measured at the fair value of the equity instruments granted at the grant date.

The fair value determined at the grant date is recognized as an expense, together with a corresponding increase in equity, over the vesting period, which represents the period during which the relevant services are rendered. At the end of each reporting period, the Company revises its estimates of the number of equity instruments expected to vest based on the assessment of vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate.

No expense is recognized for awards that do not ultimately vest because non-market vesting conditions have not been satisfied.

Cash-settled share-based payments

For cash-settled share-based payment transactions, the Company recognizes a liability for the goods or services acquired.

The liability is measured initially and at each reporting date until settlement at the fair value of the liability, with changes in fair value recognized in profit or loss for the period. The liability is recognized over the vesting period, based on the Company’s estimate of the number of awards expected to vest.

Transactions with non-employees

Share-based payments issued to consultants, advisors and other non-employees in exchange for services are measured at the fair value of the goods or services received. If the fair value of the services received cannot be reliably measured, the transaction is measured by reference to the fair value of the equity instruments granted. The fair value of the equity instruments is measured at the date the entity obtains the goods or the counterparty renders the service.

Vesting conditions

Vesting conditions may include service conditions or performance conditions. Service conditions require the counterparty to complete a specified period of service. Performance conditions require specified performance targets to be achieved. Where awards vest upon the occurrence of a non-market performance condition, such as the completion of a financing transaction or a successful public listing, expense is recognized only when it becomes probable that the vesting condition will be satisfied. If the vesting condition is not satisfied, no expense is recognized.

Market conditions

Market conditions are performance conditions related to the market price of the Company’s equity instruments. Market conditions are reflected in the grant-date fair value of the equity instruments granted and are not subsequently adjusted for actual outcomes.

Measurement of fair value

The Company measures the fair value of share-based payment awards using appropriate valuation techniques. For option-based awards, the Company typically uses the Black-Scholes option pricing model or other appropriate valuation methodologies. The valuation models incorporate assumptions including:

•	expected volatility
•	risk-free interest rate
•	expected term of the award
•	expected dividends.

These assumptions are determined using management’s best estimates and observable market data where available.

Share-based payments related to capital markets transactions

The Company may issue equity instruments to advisors, consultants or other service providers in connection with capital raising or public listing transactions. Where equity instruments are issued in exchange for advisory or professional services, the transaction is accounted for as an equity-settled share-based payment. If the issuance of equity instruments is contingent upon the successful completion of a transaction, such as a public listing, the Company recognizes expense only when the performance condition has been satisfied. The share-based payment expense is measured at the fair value of the equity instruments issued at the date the condition is satisfied.

Presentation in the consolidated financial statements

Share-based payment expenses are recognized in profit or loss within operating expenses, unless the services received qualify for capitalization as part of the cost of an asset under another IFRS standard. The corresponding credit is recognized within equity, typically within share premium or additional paid-in capital.

Modification, cancellation and settlement of awards

If the terms of an equity-settled share-based payment arrangement are modified, the Company recognizes, at a minimum, the expense based on the grant-date fair value of the original award. Any incremental fair value granted is recognized over the remaining vesting period. If an award is cancelled or settled during the vesting period, the Company recognizes immediately the amount that would otherwise have been recognized over the remainder of the vesting period.

Cloud computing arrangements

1.16    Cloud computing arrangements

The Company enters into cloud computing arrangements for infrastructure and application hosting. The Company evaluates these arrangements to determine whether they contain a lease under IFRS 16. If the arrangement does not convey the right to control the use of an identified asset, the arrangement is accounted for as a service contract. Fees paid for cloud infrastructure and software-as-a-service (“SaaS”) solutions are recognized as operating expenses as the services are received. Costs incurred to configure or customize cloud computing arrangements are expensed as incurred unless those costs result in the creation of a separately identifiable intangible asset controlled by the Company. Payments made in advance of the related service period are recognized as prepaid assets and amortized over the service period.

Fair Value

1.17    Fair Value

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data.